Convertible Loan (Details)			12 Months Ended
	Jun. 10, 2021 USD ($)	Jun. 10, 2021 CAD ($)	Jun. 30, 2021 CAD ($)	Jun. 30, 2020 CAD ($)
Beginning Balance			$ 4,955,500
Initial recognition				4,641,796
Interest and accretion expense			173,662	132,034
Foreign exchange loss (gain)			(594,788)	181,670
Common shares issued for conversion	$ 3,750,000		(4,353,088)
Interest paid		$ (181,286)	(181,286)
Ending Balance				$ 4,955,500